DERIVATIVE LIABILITY AND FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Balance, Beginning	$ (213,001)
Net Change in Fair Value	102,182
Settlement Through Modification of Gemini Note II	110,819
Fair Value of Issuance of Secured Notes	(5,962,763)
Fair Value at Issuance		539,764
Net Change in Fair Value		1,513,237
Conversion of Debt		(1,840,000)
Balance, ending	(5,962,763)	(213,001)
Derivative Liability
Balance, Beginning
Fair Value at Issuance		82,709
Net Change in Fair Value		122,945
Conversion of Debt		(155,109)
Balance, ending		50,545
Convertible Feature Liability
Balance, Beginning
Fair Value at Issuance		457,055
Net Change in Fair Value		1,390,292
Conversion of Debt		(1,684,891)
Balance, ending		162,456
Down-round Protection Derivative
Balance, Beginning	(50,545)
Net Change in Fair Value	40,545
Settlement Through Modification of Gemini Note II	10,000
Fair Value of Issuance of Secured Notes	(641,113)
Balance, ending	(641,113)
Convertible Feature Derivative
Balance, Beginning	(162,456)
Net Change in Fair Value	61,637
Settlement Through Modification of Gemini Note II	100,819
Fair Value of Issuance of Secured Notes	(2,923,370)
Balance, ending	(2,923,370)
Warrant Derivative
Balance, Beginning
Net Change in Fair Value
Settlement Through Modification of Gemini Note II
Fair Value of Issuance of Secured Notes	(1,781,592)
Balance, ending	(1,781,592)
Warrant Down-round Protection Derivative
Balance, Beginning
Net Change in Fair Value
Settlement Through Modification of Gemini Note II
Fair Value of Issuance of Secured Notes	(616,688)
Balance, ending	$ (616,688)